Average Annual Total Returns		12 Months Ended		40 Months Ended		60 Months Ended		71 Months Ended	88 Months Ended		120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%				14.53%					13.10%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.54%				7.40%					7.82%
MSCI World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	19.19%				11.70%			11.40%	[4]
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.35%				5.24%					5.71%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.09%	[6],[7]			4.61%	[6],[7]	6.13% [7]			5.31% [6]
MSCI ACWI ex USA Small Cap (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	3.85%				4.77%					6.10%
Pear Tree Polaris Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.69%				6.60%					6.74%
Pear Tree Polaris Small Cap Fund - Ordinary Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.90%				5.47%					5.30%
Pear Tree Polaris Small Cap Fund - Ordinary Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.75%				5.01%					5.00%
Pear Tree Polaris Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.08%				7.00%					7.11%
Pear Tree Polaris Small Cap Fund - R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent
Pear Tree Quality Fund - Ordinary Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.01%				14.15%					13.51%
Pear Tree Quality Fund - Ordinary Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.81%				11.88%					10.92%
Pear Tree Quality Fund - Ordinary Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.30%				10.95%					10.40%
Pear Tree Quality Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.50%				14.60%					13.90%
Pear Tree Quality Fund - R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.32%				5.36%			4.85%	[4]
Performance Inception Date									Sep. 01, 2017
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.32%				4.93%			4.56%	[4]
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.78%				4.25%			3.87%	[4]
Pear Tree Essex Environmental Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.60%				5.63%			5.11%	[4]
Pear Tree Essex Environmental Opportunities Fund - R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.67%		(10.34%)	[4],[9]
Performance Inception Date				Sep. 01, 2021
Pear Tree Polaris Foreign Value Fund - Ordinary Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.69%)				1.89%					3.86%
Pear Tree Polaris Foreign Value Fund - Ordinary Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.93%)				1.71%					3.73%
Pear Tree Polaris Foreign Value Fund - Ordinary Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.13%				1.64%					3.22%
Pear Tree Polaris Foreign Value Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.35%)				2.27%					4.22%
Pear Tree Polaris Foreign Value Fund - R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.27%)				2.34%
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Average Annual Return, Percent		(2.31%)				3.55%					4.52%
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.68%)				3.01%					4.00%
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.78%)				2.88%					3.68%
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.95%)				3.92%					4.87%
Pear Tree Polaris Foreign Value Small Cap Fund - R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.98%)				3.97%
Pear Tree Polaris International Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.62%)				2.43%		5.13%
Pear Tree Polaris International Opportunities Fund - Ordinary Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.96%)				1.54%		4.35%
Pear Tree Polaris International Opportunities Fund - Ordinary Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.00%)				1.79%		3.94%
Pear Tree Polaris International Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.07%)				2.89%		5.60%
Pear Tree Polaris International Opportunities Fund - R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.14%)				2.91%		5.62%

[1]	The S&P 500 Index is a widely followed, market-cap-weighted stock market index that includes 500 leading U.S. companies. The index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index.
[2]	The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index.
[3]	The MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,325 constituents as of May 31, 2025, the index covers approximately 85 percent of the free float-adjusted market capitalization in each country. The index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The index returns assume the reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index.
[4]	Inception of the Predecessor Fund.
[5]	The MSCI EAFE Index captures 695 large- and mid-cap companies across 21 developed markets, excluding the U.S. and Canada, covering approximately 85 percent of the free float-adjusted market capitalization of those developed markets. The index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[6]	MSCI ACWI ex USA Index captures 1,981 large- and mid-cap companies across 22 of 23 developed markets (other the U.S.), and 24 emerging markets countries, and it covers approximately 85 percent of the global equity opportunity set outside the U.S. The index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index.
[7]	The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 24 Emerging Markets (EM) countries. With 1,981 constituents as of June 30, 2025, the index covers approximately 85 percent of the global equity opportunity set outside the United States. The index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The index returns assume the reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index.
[8]	The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 24 Emerging Markets (EM). With 4,255 constituents as of May 31, 2025, the index covers approximately 14 percent of the global equity opportunity set outside the U.S. The index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The index returns assume the reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index.
[9]	Inception 9/1/2021